Organization and Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting, Policy
We prepare our condensed combined consolidated financial statements in conformity with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the periods presented.